CAPITAL AND RESERVES - Incentive share options outstanding (Details)	12 Months Ended
	Dec. 31, 2020 item	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) USD ($) $ / shares
Capital and reserves [Line Items]
Weighted average exercise price - Balance Ending | $ / shares		$ 2.17
Number of shares issued or issuable on exercise - Options exercised (in shares) | item	2,217,499
Number of shares issued or issuable on exercise - Balance End (in shares)	10,245,934		10,245,934
Balance - Share based compensation expense				$ 2,490,000	$ 2,776,000
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Weighted average exercise price - Balance Opening | $ / shares		1.81			$ 1.66
Weighted average exercise price - stock options granted | $ / shares		3.07			1.93
Weighted average exercise price - options exercised | $ / shares		1.28			0.90
Weighted average exercise price - options forfeited or expired | $ / shares		0.60			1.94
Weighted average exercise price - Balance Ending | $ / shares		$ 2.17			$ 1.81
Number of shares issued or issuable on exercise - Balance Opening (in shares)			10,465,233		7,738,833
Number of shares issued or issuable on exercise - Stock options granted (in shares)			2,003,200		4,053,900
Number of shares issued or issuable on exercise - Options exercised (in shares)			2,217,499		852,500
Number of shares issued or issuable on exercise - Options forfeited or expired (in shares)			5,000		475,000
Number of shares issued or issuable on exercise - Balance End (in shares)			10,245,934		10,465,233
Opening Balance				8,151,000	$ 5,469,000
Balance - Stock options granted				0	0
Balance - Share based compensation expense				3,361,000	3,507,000
Balance - Options exercised				(1,440,000)	(383,000)
Balance - Options forfeited or expired				(1,000)	(442,000)
Ending Balance				$ 10,071,000	$ 8,151,000